Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
REVENUES:
Voyage and time charter revenues (including amortization of above market acquired time charters)	$ 28,189	$ 30,198
Total Revenues (Note 15)	28,189	30,198
EXPENSES:
Voyage expenses	6,629	3,998
Vessels operating expenses	23,234	27,513
Depreciation (Note 6)	3,102	1,723
Impairment loss, (gain)/loss from sale of vessel owning companies and other (Note 6 and 7)	300	45,945
General and administrative expenses (Note 3)	15,795	18,023
Other, net	440	(761)
Operating loss	(21,311)	(66,243)
OTHER INCOME / (EXPENSES):
Interest and finance costs (Note 14)	(5,742)	(5,374)
Interest income	1,033	28
Loss on interest rate swaps (Note 10)	0	(709)
Other, net	(311)	(2,152)
Total other expenses, net	(5,020)	(8,207)
LOSS BEFORE INCOME TAXES AND EARNINGS OF AFFILIATED COMPANIES	(26,331)	(74,450)
Income taxes (Note 17)	(20)	(19)
Equity in net losses of Ocean Rig (Note 8)	0	(41,454)
NET LOSS ATTRIBUTABLE TO DRYSHIPS INC.	(26,351)	(115,923)
NET LOSS ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS (Note 16)	$ (26,351)	$ (115,979)
LOSS PER COMMON SHARE ATTRIBUTABLE TO DRYSHIPS INC. COMMON STOCKHOLDERS BASIC AND DILUTED (Note 16)	$ (108.25)	$ (2,038,822.14)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES, BASIC AND DILUTED (Note 16)	243,433	57
Dividends declared per share (Note 11)	$ 26.76	$ 0